Net Income Per Limited Partner Unit	9 Months Ended
Sep. 30, 2014
Net Income Per Limited Partner Unit
Net Income Per Limited Partner Unit

Note 3.Net Income Per Limited Partner Unit

Under the Partnership’s partnership agreement, for any quarterly period, the incentive distribution rights (“IDRs”) participate in net income only to the extent of the amount of cash distributions actually declared, thereby excluding the IDRs from participating in the Partnership’s undistributed net income or losses.  Accordingly, the Partnership’s undistributed net income is assumed to be allocated to the common unitholders, or limited partners’ interest, and to the General Partner’s general partner interest.

Common units outstanding as reported in the accompanying consolidated financial statements at September 30, 2014 and December 31, 2013 excluded 279,125 and 169,816 common units, respectively, held on behalf of the Partnership pursuant to its repurchase program.  These units are not deemed outstanding for purposes of calculating net income per limited partner unit (basic and diluted).

The following table provides a reconciliation of net income and the assumed allocation of net income to the limited partners’ interest for purposes of computing net income per limited partner unit for the three and nine months ended September 30, 2014 and 2013 (in thousands, except per unit data):

	Three Months Ended September 30, 2014				Three Months Ended September 30, 2013
Numerator:	Total	Limited Partner Interest	General Partner Interest	IDRs	Total	Limited Partner Interest	General Partner Interest	IDRs
Net income attributable to Global Partners LP	$42,508	$40,885	$1,623	$—	$25,815	$24,773	$1,042	$—

Declared distribution	$19,319	$17,899	$150	$1,270	$17,425	$16,459	$138	$828
Assumed allocation of undistributed net income	23,189	22,986	203	—	8,390	8,314	76	—
Assumed allocation of net income	$42,508	$40,885	$353	$1,270	$25,815	$24,773	$214	$828

Denominator:
Basic weighted average limited partner units outstanding		27,183				27,333
Dilutive effect of phantom units		124				—
Diluted weighted average limited partner units outstanding		27,307				27,333

Basic net income per limited partner unit		$1.50				$0.91
Diluted net income per limited partner unit (1)		$1.50				$0.91

(1)

Basic units were used to calculate diluted net income per limited partner unit for the three months ended September 30, 2013, as using the effects of phantom units would have an anti-dilutive effect on income per limited partner unit.

	Nine Months Ended September 30, 2014				Nine Months Ended September 30, 2013
Numerator:	Total	Limited Partner Interest	General Partner Interest	IDRs	Total	Limited Partner Interest	General Partner Interest	IDRs
Net income attributable to Global Partners LP	$86,799	$82,635	$4,164	$—	$8,573	$6,267	$2,306	$—

Declared distribution	$56,414	$52,531	$439	$3,444	$51,196	$48,554	$407	$2,235
Assumed allocation of undistributed net income	30,385	30,104	281	—	(42,623)	(42,287)	(336)	—
Assumed allocation of net income	$86,799	$82,635	$720	$3,444	$8,573	$6,267	$71	$2,235

Denominator:
Basic weighted average limited partner units outstanding		27,229				27,350
Dilutive effect of phantom units		83				243
Diluted weighted average limited partner units outstanding		27,312				27,593

Basic net income per limited partner unit		$3.03				$0.23
Diluted net income per limited partner unit		$3.03				$0.23

On April 23, 2014, the board of directors of the General Partner declared a quarterly cash distribution of $0.6250 per unit for the period from January 1, 2014 through March 31, 2014. On July 23, 2014, the board of directors of the General Partner declared a quarterly cash distribution of $0.6375 per unit for the period from April 1, 2014 through June 30, 2014. On October 22, 2014, the board of directors of the General Partner declared a quarterly cash distribution of $0.6525 per unit for the period from July 1, 2014 through September 30, 2014. These declared cash distributions result in incentive distributions to the General Partner, as the holder of the IDRs, and enable the Partnership to exceed its second target level distribution with respect to such IDRs. See Note 8, “Cash Distributions” for further information.